EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 7,731	$ 4,901
Defined Contribution Plan, Cost	0	1,900	$ 800
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	130,078	144,349
Fair Value, Inputs, Level 1 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	122,025	137,496
Fair Value, Inputs, Level 2 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	8,053	6,853
Fair Value, Inputs, Level 3 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 0	$ 0